Marketfield Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 69.08%
Auto Components - 0.26%
Continental AG (a)	3,250	$429,532
Building Products - 1.42%
TOTO Ltd. (a)	38,086	2,338,991
Chemicals - 1.94%
The Sherwin-Williams Co.	4,312	3,182,299
Communications Equipment - 2.35%
Ciena Corp. (b)	70,371	3,850,701
Electrical Equipment - 3.32%
Eaton Corp PLC	16,905	2,337,623
Rockwell Automation, Inc.	11,234	2,981,953
Siemens Energy AG (a)(b)	3,440	123,484
		5,443,060
Electronic Equipment, Instruments & Components - 3.33%
Keyence Corp. (a)	12,024	5,458,988
Energy Equipment & Services - 0.73%
Schlumberger Ltd.	43,946	1,194,892
Food & Staples Retailing - 3.50%
Costco Wholesale Corp. (c)	16,279	5,738,022
Health Care Equipment & Supplies - 2.82%
Intuitive Surgical, Inc. (b)	6,268	4,631,676
Hotels, Restaurants & Leisure - 0.70%
Dalata Hotel Group PLC (a)(b)	233,172	1,155,291
Household Durables - 11.72%
DR Horton, Inc. (c)	59,316	5,286,242
Lennar Corp. - Class A	33,377	3,378,754
PulteGroup, Inc. (c)	83,746	4,391,640
Sony Corp. - ADR (c)	58,186	6,168,298
		19,224,934
Industrial Conglomerates - 2.39%
Honeywell International, Inc.	12,859	2,791,303
Siemens AG (a)	6,879	1,129,385
		3,920,688
Machinery - 8.37%
Caterpillar, Inc.	17,831	4,134,474
Cummins, Inc.	16,650	4,314,182
Deere & Co.	14,124	5,284,353
		13,733,009
Metals & Mining - 9.98%
Barrick Gold Corp. (a)(c)	153,162	3,032,608
Compania de Minas Buenaventura SAA - ADR (b)	110,203	1,105,336
MMC Norilsk Nickel PJSC - ADR	106,950	3,334,701
Newmont Corp. (c)	58,548	3,528,688
Rio Tinto PLC - ADR (c)	40,808	3,168,741
Vale SA - ADR	126,636	2,200,934
		16,371,008

Oil, Gas & Consumable Fuels - 1.22%
Devon Energy Corp.	60,390	1,319,522
Golar LNG Ltd. (a)(b)	66,389	679,159
		1,998,681
Real Estate Management & Development - 1.26%
The St. Joe Co.	48,366	2,074,901
Road & Rail - 6.51%
Norfolk Southern Corp. (c)	22,588	6,065,330
Union Pacific Corp.	20,942	4,615,826
		10,681,156
Semiconductors & Semiconductor Equipment - 1.73%
Intel Corp.	44,441	2,844,224
Software - 2.81%
Microsoft Corp.	19,561	4,611,897
Specialty Retail - 2.72%
Ross Stores, Inc. (c)	37,234	4,464,729
TOTAL COMMON STOCKS (Cost $52,640,150)		113,348,679

EXCHANGE-TRADED FUNDS - 25.14%
iShares MSCI Australia ETF	199,173	4,937,499
iShares MSCI Japan ETF (c)	80,324	5,503,801
iShares MSCI Taiwan ETF (c)	129,814	7,783,647
iShares MSCI United Kingdom ETF	156,842	4,910,723
SPDR S&P Homebuilders ETF	61,143	4,302,633
SPDR S&P Oil & Gas Exploration & Production ETF	16,339	1,329,014
VanEck Vectors Gold Miners ETF (c)	143,172	4,653,090
VanEck Vectors Russia ETF	83,010	2,142,488
WisdomTree Japan Hedged Equity Fund (c)	92,821	5,693,640
TOTAL EXCHANGE-TRADED FUNDS (Cost $31,817,194)		41,256,535

SHORT-TERM INVESTMENTS - 5.64%
U.S. Bank Money Market Deposit Account, 0.004% (d)		9,251,415
TOTAL SHORT-TERM INVESTMENTS (Cost $9,251,415)		9,251,415

Total Investments (Cost $93,708,759) - 99.86%		163,856,629
Other Assets in Excess of Liabilities - 0.14%		221,654
TOTAL NET ASSETS - 100.00%		$164,078,283

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	All or a portion of this security is pledged as collateral for securities sold short with an aggregate fair value of $41,690,170.
(d)	Seven day yield as of March 31, 2021.

ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
PJSC	An abbreviation used by many countries to signify an open joint-stock company.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MARKETFIELD FUND
Schedule of Securities Sold Short
March 31, 2021 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (26.61)%
EXCHANGE-TRADED FUNDS - (20.55)%
Invesco QQQ Trust Series 1	(43,480)	$(13,875,773)
iShares Expanded Tech-Software Sector ETF	(23,976)	(8,185,886)
Utilities Select Sector SPDR Fund	(182,060)	(11,659,122)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $27,120,283)		(33,720,781)

REAL ESTATE INVESTMENT TRUSTS - (6.06)%
AvalonBay Communities, Inc.	(3,701)	(682,871)
Boston Properties, Inc.	(18,616)	(1,885,056)
Equity Residential	(11,100)	(795,093)
Essex Property Trust, Inc.	(3,123)	(848,956)
SL Green Realty Corp.	(60,520)	(4,235,795)
Vornado Realty Trust	(32,766)	(1,487,249)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $11,196,651)		(9,935,020)

Total Securities Sold Short (Proceeds $38,316,934)		$(43,655,801)

Summary of Fair Value Exposure at March 31, 2021

FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2021:

	Level 1	Level 2	Level 3 (2)	Total
Assets:
Common Stocks(1)	$113,348,679	$-	$-	$113,348,679
Exchange-Traded Funds	41,256,535	-	-	41,256,535
Short-Term Investments	9,251,415	-	-	9,251,415
Total Assets	$163,856,629	$-	$-	$163,856,629

Liabilities:
Securities Sold Short
Exchange-Traded Funds	$(33,720,781)	$-	$-	$(33,720,781)
Real Estate Investment Trusts	(9,935,020)	-	-	(9,935,020)
Total Securities Sold Short	(43,655,801)	-	-	(43,655,801)
Total Liabilities	$(43,655,801)	$-	$-	$(43,655,801)

(1) See the Schedule of Investments for industry/geographic classifications.
(2) The Fund measures Level 3 activity as of the end of each financial reporting period. For the period ended March 31, 2021, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value is not applicable.